Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB LARGE CAP GROWTH FUND INC
Entity Central Index Key	0000889508
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000028342
Shareholder Report [Line Items]
Fund Name	AB Large Cap Growth Fund
Class Name	Advisor Class
Trading Symbol	APGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/APGYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$53	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.56%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, the Fund underperformed the Russell 1000 Growth Index (the “benchmark”), before sales charges. Security selection was negative, which drove underperformance, relative to the benchmark. Security selection within industrials, health care and communication services detracted, while selection within technology, consumer staples and financials contributed. Underweights to technology and industrials detracted, while underweights to real estate and utilities contributed to the Fund's absolute returns throughout the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	S&P 500 Index	Russell 1000 Growth Index
06/16	$10,000	$10,000	$10,000
06/17	$12,236	$11,790	$12,042
06/18	$14,971	$13,484	$14,753
06/19	$17,032	$14,889	$16,458
06/20	$21,024	$16,006	$20,290
06/21	$29,248	$22,536	$28,913
06/22	$23,478	$20,144	$23,485
06/23	$28,601	$24,091	$29,851
06/24	$37,697	$30,006	$39,846
06/25	$42,427	$34,556	$46,707
06/26	$46,278	$42,271	$54,976

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	9.08%	9.61%	16.56%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 1000 Growth Index	17.71%	13.71%	18.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 22,809,461,426
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 108,111,371	[2]
InvestmentCompanyPortfolioTurnover	36.00%	[2]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$22,809,461,426
# of Portfolio Holdings	58
Portfolio Turnover Rate	36%Footnote Reference+
Total Advisory Fees Paid (Net)	$108,111,371Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	42.1%
Communication Services	17.5%
Health Care	11.8%
Consumer Discretionary	9.1%
Industrials	7.3%
Financials	4.7%
Consumer Staples	4.4%
Materials	1.1%
Short-Term Investments	2.3%
Other assets less liabilities	-0.3%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,370,323,766	10.4%
Alphabet, Inc. - Class C	$2,292,313,174	10.0%
Broadcom, Inc.	$1,250,391,786	5.6%
Meta Platforms, Inc. - Class A	$1,033,098,081	4.5%
Microsoft Corp.	$985,365,529	4.3%
Visa, Inc. - Class A	$914,385,627	4.0%
Amazon.com, Inc.	$779,295,055	3.4%
Eli Lilly & Co.	$770,714,137	3.4%
Apple, Inc.	$694,346,231	3.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$653,328,654	2.9%
Total	$11,743,562,040	51.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000028338
Shareholder Report [Line Items]
Fund Name	AB Large Cap Growth Fund
Class Name	Class A
Trading Symbol	APGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/APGAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.82%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, the Fund underperformed the Russell 1000 Growth Index (the “benchmark”), before sales charges. Security selection was negative, which drove underperformance, relative to the benchmark. Security selection within industrials, health care and communication services detracted, while selection within technology, consumer staples and financials contributed. Underweights to technology and industrials detracted, while underweights to real estate and utilities contributed to the Fund's absolute returns throughout the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class A (with sales charges)	S&P 500 Index	Russell 1000 Growth Index
06/16	$9,575	$10,000	$10,000
06/17	$11,689	$11,790	$12,042
06/18	$14,264	$13,484	$14,753
06/19	$16,186	$14,889	$16,458
06/20	$19,930	$16,006	$20,290
06/21	$27,660	$22,536	$28,913
06/22	$22,149	$20,144	$23,485
06/23	$26,909	$24,091	$29,851
06/24	$35,383	$30,006	$39,846
06/25	$39,724	$34,556	$46,707
06/26	$43,222	$42,271	$54,976

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	8.80%	9.34%	16.27%
Class A (with sales charges)	4.18%	8.39%	15.76%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 1000 Growth Index	17.71%	13.71%	18.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 22,809,461,426
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 108,111,371	[4]
InvestmentCompanyPortfolioTurnover	36.00%	[4]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$22,809,461,426
# of Portfolio Holdings	58
Portfolio Turnover Rate	36%Footnote Reference+
Total Advisory Fees Paid (Net)	$108,111,371Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	42.1%
Communication Services	17.5%
Health Care	11.8%
Consumer Discretionary	9.1%
Industrials	7.3%
Financials	4.7%
Consumer Staples	4.4%
Materials	1.1%
Short-Term Investments	2.3%
Other assets less liabilities	-0.3%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,370,323,766	10.4%
Alphabet, Inc. - Class C	$2,292,313,174	10.0%
Broadcom, Inc.	$1,250,391,786	5.6%
Meta Platforms, Inc. - Class A	$1,033,098,081	4.5%
Microsoft Corp.	$985,365,529	4.3%
Visa, Inc. - Class A	$914,385,627	4.0%
Amazon.com, Inc.	$779,295,055	3.4%
Eli Lilly & Co.	$770,714,137	3.4%
Apple, Inc.	$694,346,231	3.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$653,328,654	2.9%
Total	$11,743,562,040	51.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000028341
Shareholder Report [Line Items]
Fund Name	AB Large Cap Growth Fund
Class Name	Class C
Trading Symbol	APGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/APGCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$148	1.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.56%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, the Fund underperformed the Russell 1000 Growth Index (the “benchmark”), before sales charges. Security selection was negative, which drove underperformance, relative to the benchmark. Security selection within industrials, health care and communication services detracted, while selection within technology, consumer staples and financials contributed. Underweights to technology and industrials detracted, while underweights to real estate and utilities contributed to the Fund's absolute returns throughout the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class C (with sales charges)	S&P 500 Index	Russell 1000 Growth Index
06/16	$10,000	$10,000	$10,000
06/17	$12,114	$11,790	$12,042
06/18	$14,675	$13,484	$14,753
06/19	$16,530	$14,889	$16,458
06/20	$20,197	$16,006	$20,290
06/21	$27,821	$22,536	$28,913
06/22	$22,111	$20,144	$23,485
06/23	$26,662	$24,091	$29,851
06/24	$34,798	$30,006	$39,846
06/25	$38,776	$34,556	$46,707
06/26	$41,873	$42,271	$54,976

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	7.98%	8.52%	15.40%
Class C (with sales charges)	7.00%	8.52%	15.40%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 1000 Growth Index	17.71%	13.71%	18.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 22,809,461,426
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 108,111,371	[6]
InvestmentCompanyPortfolioTurnover	36.00%	[6]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$22,809,461,426
# of Portfolio Holdings	58
Portfolio Turnover Rate	36%Footnote Reference+
Total Advisory Fees Paid (Net)	$108,111,371Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	42.1%
Communication Services	17.5%
Health Care	11.8%
Consumer Discretionary	9.1%
Industrials	7.3%
Financials	4.7%
Consumer Staples	4.4%
Materials	1.1%
Short-Term Investments	2.3%
Other assets less liabilities	-0.3%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,370,323,766	10.4%
Alphabet, Inc. - Class C	$2,292,313,174	10.0%
Broadcom, Inc.	$1,250,391,786	5.6%
Meta Platforms, Inc. - Class A	$1,033,098,081	4.5%
Microsoft Corp.	$985,365,529	4.3%
Visa, Inc. - Class A	$914,385,627	4.0%
Amazon.com, Inc.	$779,295,055	3.4%
Eli Lilly & Co.	$770,714,137	3.4%
Apple, Inc.	$694,346,231	3.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$653,328,654	2.9%
Total	$11,743,562,040	51.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000028345
Shareholder Report [Line Items]
Fund Name	AB Large Cap Growth Fund
Class Name	Class I
Trading Symbol	ALLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ALLIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.60%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, the Fund underperformed the Russell 1000 Growth Index (the “benchmark”), before sales charges. Security selection was negative, which drove underperformance, relative to the benchmark. Security selection within industrials, health care and communication services detracted, while selection within technology, consumer staples and financials contributed. Underweights to technology and industrials detracted, while underweights to real estate and utilities contributed to the Fund's absolute returns throughout the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class I	S&P 500 Index	Russell 1000 Growth Index
06/16	$10,000	$10,000	$10,000
06/17	$12,242	$11,790	$12,042
06/18	$14,976	$13,484	$14,753
06/19	$17,038	$14,889	$16,458
06/20	$21,028	$16,006	$20,290
06/21	$29,247	$22,536	$28,913
06/22	$23,470	$20,144	$23,485
06/23	$28,592	$24,091	$29,851
06/24	$37,673	$30,006	$39,846
06/25	$42,365	$34,556	$46,707
06/26	$46,194	$42,271	$54,976

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class I	9.04%	9.57%	16.54%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 1000 Growth Index	17.71%	13.71%	18.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 22,809,461,426
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 108,111,371	[8]
InvestmentCompanyPortfolioTurnover	36.00%	[8]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$22,809,461,426
# of Portfolio Holdings	58
Portfolio Turnover Rate	36%Footnote Reference+
Total Advisory Fees Paid (Net)	$108,111,371Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	42.1%
Communication Services	17.5%
Health Care	11.8%
Consumer Discretionary	9.1%
Industrials	7.3%
Financials	4.7%
Consumer Staples	4.4%
Materials	1.1%
Short-Term Investments	2.3%
Other assets less liabilities	-0.3%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,370,323,766	10.4%
Alphabet, Inc. - Class C	$2,292,313,174	10.0%
Broadcom, Inc.	$1,250,391,786	5.6%
Meta Platforms, Inc. - Class A	$1,033,098,081	4.5%
Microsoft Corp.	$985,365,529	4.3%
Visa, Inc. - Class A	$914,385,627	4.0%
Amazon.com, Inc.	$779,295,055	3.4%
Eli Lilly & Co.	$770,714,137	3.4%
Apple, Inc.	$694,346,231	3.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$653,328,654	2.9%
Total	$11,743,562,040	51.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000159956
Shareholder Report [Line Items]
Fund Name	AB Large Cap Growth Fund
Class Name	Class Z
Trading Symbol	APGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/APGZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$48	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.50%	[9]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, the Fund underperformed the Russell 1000 Growth Index (the “benchmark”), before sales charges. Security selection was negative, which drove underperformance, relative to the benchmark. Security selection within industrials, health care and communication services detracted, while selection within technology, consumer staples and financials contributed. Underweights to technology and industrials detracted, while underweights to real estate and utilities contributed to the Fund's absolute returns throughout the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class Z	S&P 500 Index	Russell 1000 Growth Index
06/16	$10,000	$10,000	$10,000
06/17	$12,253	$11,790	$12,042
06/18	$15,001	$13,484	$14,753
06/19	$17,082	$14,889	$16,458
06/20	$21,102	$16,006	$20,290
06/21	$29,377	$22,536	$28,913
06/22	$23,597	$20,144	$23,485
06/23	$28,764	$24,091	$29,851
06/24	$37,941	$30,006	$39,846
06/25	$42,710	$34,556	$46,707
06/26	$46,615	$42,271	$54,976

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class Z	9.14%	9.67%	16.64%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 1000 Growth Index	17.71%	13.71%	18.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 22,809,461,426
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 108,111,371	[10]
InvestmentCompanyPortfolioTurnover	36.00%	[10]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$22,809,461,426
# of Portfolio Holdings	58
Portfolio Turnover Rate	36%Footnote Reference+
Total Advisory Fees Paid (Net)	$108,111,371Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	42.1%
Communication Services	17.5%
Health Care	11.8%
Consumer Discretionary	9.1%
Industrials	7.3%
Financials	4.7%
Consumer Staples	4.4%
Materials	1.1%
Short-Term Investments	2.3%
Other assets less liabilities	-0.3%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,370,323,766	10.4%
Alphabet, Inc. - Class C	$2,292,313,174	10.0%
Broadcom, Inc.	$1,250,391,786	5.6%
Meta Platforms, Inc. - Class A	$1,033,098,081	4.5%
Microsoft Corp.	$985,365,529	4.3%
Visa, Inc. - Class A	$914,385,627	4.0%
Amazon.com, Inc.	$779,295,055	3.4%
Eli Lilly & Co.	$770,714,137	3.4%
Apple, Inc.	$694,346,231	3.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$653,328,654	2.9%
Total	$11,743,562,040	51.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.

[1]	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.
[2]	Based on the Period from August 1, 2025 to June 30, 2026.
[3]	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.
[4]	Based on the Period from August 1, 2025 to June 30, 2026.
[5]	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.
[6]	Based on the Period from August 1, 2025 to June 30, 2026.
[7]	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.
[8]	Based on the Period from August 1, 2025 to June 30, 2026.
[9]	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.
[10]	Based on the Period from August 1, 2025 to June 30, 2026.